Net Loss Per Share Attributable to Ordinary Shareholders	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Ordinary Shareholders

13. Earnings/(Net Loss) Per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted earnings/(net loss) per share attributable to holders of Common Stock (in thousands, except share amounts and per share data):

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Numerator:
Net income (loss) - basic	$1,986	$(956)	$(2,314)	$(1,816)
Less: Change in fair value and income impact of option liabilities	(2,189)	-	(2,527)	-
Net income (loss) - diluted	$(203)	$(956)	$(4,841)	$(1,816)
Denominator:
Weighted average common stock outstanding, basic	65,410,172	32,313,215	64,890,548	32,313,215
Add: Option liability conversion shares	722,415	-	596,343	-
Weighted average shares used in computing net loss per share - diluted	66,132,587	32,313,215	65,486,891	32,313,215
Net income (loss) per share attributable to common shareholders, basic	$0.03	$(0.03)	$(0.04)	$(0.06)
Net income (loss) per share attributable to common shareholders, diluted	$(0.00)	$(0.03)	$(0.07)	$(0.06)

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

	As of September 30,	As of September 30,
	2023	2022
Equity classified warrants	13,979,000	-
Liability classified warrants	20,540,000	-
Convertible notes payable	-	900,000
Convertible promissory notes payable	80,500	-
Restricted stock units	72,418	-
	34,671,918	900,000

8. Net Loss Per Share Attributable to Ordinary Shareholders

The following table presents the calculation of basic and diluted net loss per share attributable to holders of the Ordinary Shares (in thousands, except share amounts and per share data):

	December 31,
	2022	2021
Numerator:
Net loss	$(4,887)	$(3,657)
Denominator:
Weighted-average shares outstanding used in calculating net loss per share - basic and diluted	2,000	1,000
Net loss per share attributable to ordinary shareholders - basic and diluted	$(2,444)	$(3,657)

Since the Company was in a loss position for all periods presented, basic net loss per share attributable to holders of the Ordinary Shares is the same as diluted net loss per share attributable to holders of the Ordinary Shares for all periods presented as the inclusion of all potential Ordinary Shares outstanding would have been anti-dilutive.

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

December 31,
2022
Ordinary Shares potentially issuable upon conversion of convertible notes payable	1,250,000
Total	1,250,000

December 31,
2021
Ordinary Shares potentially issuable upon conversion of convertible notes payable	500,000
Total	500,000